ASSETS HELD FOR RESALE (Details) (USD $)	0 Months Ended	3 Months Ended
	Jul. 28, 2014	Sep. 30, 2014	Jul. 28, 2014	Mar. 22, 2013
ASSETS HELD FOR RESALE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		0.00%
Land [Member]
ASSETS HELD FOR RESALE (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 399,594
Debt Instrument, Face Amount		249,000	249,000
Debt Instrument, Maturity Date	Jan. 30, 2015	Jan. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage		12.00%		12.00%
Debt Instrument, Date of First Required Payment	Aug. 01, 2014	Jul. 28, 2014
Debt Instrument, Periodic Payment, Interest		$ 2,490
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	18.00%	18.00%